SECURED PROMISSORY NOTES (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 09, 2018	Mar. 09, 2018	Oct. 16, 2017	Oct. 28, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 15, 2019	Dec. 31, 2018
SECURED PROMISSORY NOTES (Details) [Line Items]
Aggregate principal amount					$ 10,000,000	$ 10,000,000
Debt discount					70,981	252,933
Accreted costs					$ 496,631	$ 359,828
Agreement, description			the Company extended the lease agreement for an additional three years with an expiration date of December 31, 2020 (“2018 Extension”). On January 24, 2020, the Company and a third party (the “Sublessee”) entered a Sublease agreement (the “Sublease”), wherein the Sublessee will occupy the premises for the remainder of the term of the 2018 Extension. The Sublessee will make payments total $106,323 ($9,666 per month) for the remaining 11 months.
Common stock share value (in Shares)					59,268,085	59,268,085		50,463,732
Common stock issued					$ 5,927	$ 5,927		$ 5,046
Accrued interest					$ 1,036,320	$ 437,569
Steward Capital Holdings LP [Member]
SECURED PROMISSORY NOTES (Details) [Line Items]
Agreement, description				On October 28, 2019, Company and Steward Capital entered into a letter of agreement (the “Second Amendment”) to amend the Agreement, as amended wherein the parties agreed to (i) extend and amend the due date for all accrued and unpaid interest starting September 2, 2019 to the Maturity Date (September 9, 2020) and (ii) extend and amend the due date for the 3% fee payable to Steward Capital in connection with the amendment and waiver dated June 2019 to be payable on the Maturity Date.
Common stock share value (in Shares)							120,000
Common stock issued							$ 300,000
Steward Capital Holdings LP [Member] | Loan And Security Agreement Member | Secured Term Promissory Note Member
SECURED PROMISSORY NOTES (Details) [Line Items]
Aggregate principal amount		$ 10,000,000
Secured term promissory note		$ 5,000,000
Line of credit interest rate, description		(a) 11.25% or (b) 11.25% plus the Prime Rate, less, 3.25%.
Payment of loan commitment fees		$ 25,000
Funding in loan facility charges		100,000
Debt discount		50,000
Steward Capital Holdings LP [Member] | Loan And Security Agreement Member | Secured Term Promissory Note Member | Share-based Compensation Award, Tranche One [Member]
SECURED PROMISSORY NOTES (Details) [Line Items]
Accreted costs		$ 250,000
Steward Capital Holdings LP [Member] | Loan And Security Agreement Member | Second Secured Term Promissory Note [Member]
SECURED PROMISSORY NOTES (Details) [Line Items]
Aggregate principal amount	$ 5,000,000
Secured term promissory note	$ 10,000,000
Line of credit interest rate, description	(a) 11.25% or (b) 11.25% plus the Prime Rate, less, 3.25%.
Funding in loan facility charges	$ 50,000
Energy Capital, LLC [Member]
SECURED PROMISSORY NOTES (Details) [Line Items]
Agreement, description						On October 1, 2018, we entered into a loan and security agreement (the “Loan and Security Agreement”) with Energy Capital, LLC (“Energy Capital”) wherein Energy Capital made available to us an aggregate principal amount of up to $10,000,000 (the “Loan”). Between January 29 and August 13, 2019, the Company and Energy Capital entered into a series of secured term promissory notes (the “Promissory Notes”) for an aggregate of $10,000,000. The advance proceeds were utilized primarily for operating capital and inventory. The principal amount outstanding under the Promissory Notes bear interest at a per annum rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Prime Rate (as published by the Wall Street Journal (National Edition)), less 3.25%. The Promissory Notes contain customary events of default and affirmative and negative covenants for transactions of this nature. Upon an event of default, Energy Capital has the right to require the Company to prepay the outstanding principal amount of the Promissory Notes plus all accrued and unpaid interest. All amounts outstanding under the Promissory Notes are secured by a lien on the Company’s assets, subject to terms of outstanding debt obligations, and become due and payable on the earlier to occur of September 30, 2019 or the completion by the Company of a capital raise with minimum proceeds to the Company of $20 million. On April 2, 2019, the Company and Energy Capital entered into a First Amendment to Loan and Security Agreement (the “First Amendment”) to (i) amend the notice provisions of an Advance Request under the Loan Agreement from at least five (5) business days to at least one (1) business day before the Advance Date, (ii) increase the amount of the Advance from up to $1,000,000 a month to up to $1,500,000 a month, and (iii) change the definition of the term Maturity Date from the earlier of September 30, 2019 or 10 business days following the date of an Underwritten Public Offering to September 30, 2020. The Promissory Notes, with an aggregate of $10,563,104 principal and interest outstanding, were converted into 4,225,242 Units (see NOTE 9 for additional details), and the debt owed under the Promissory Notes was extinguished. As a result, the Promissory Notes terminated pursuant to their terms.
Energy Capital, LLC [Member] | Loan And Security Agreement Member
SECURED PROMISSORY NOTES (Details) [Line Items]
Aggregate principal amount						$ 10,000,000